111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

February 16, 2021

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                   MFS® Municipal Series Trust (the “Trust”) (File Nos. 2-92915 and 811-4096) on behalf of MFS® Municipal Intermediate Fund, (the “New Fund”); Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 74 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 72 to the above-captioned Registration Statement, except in the case of the Prospectus, Statement of Additional Information, and Supplements to the Statement of Additional Information, which have not been marked.

This Amendment is being filed in order to register the New Fund as a series of the Trust, and accordingly, the anticipated effective date is May 12, 2021.

Additionally, the wording “TBU in 485(b)”, “TBD in 485(b)”, and “report does not exist”, which appear in the prospectus and in the Statement of Additional Information, will be replaced in certain instances with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

THOMAS H. CONNORS
Thomas H. Connors
Vice President and Senior Counsel

THC/mjy

enclosures